Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of Net Income (Loss) Before Income Taxes

The Group had minimal operations in jurisdictions other than the PRC. Net (loss) income before income taxes consists of:

	2019		2018	2017
	RMB	US$	RMB	RMB
Cayman Islands	(3)	—	(949)	(2,406)
British Virgin Islands	(3)	(1)	(7)	(5)
PRC	13,694	1,967	(17,598)	(42,784)
	13,688	1,966	(18,554)	(45,195)

Schedule of Income Tax Benefit (Expense)

Income tax benefit (expense) consists of:

	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2017	—	(808)	(808)

Year ended December 31, 2018	(2)	(3,616)	(3,618)

Year ended December 31, 2019	—	(2,325)	(2,325)
Year ended December 31, 2019 (US$)	—	(334)	(334)

Schedule of Reconciliation of Income Tax Benefit Rate

Income tax expenses reported in the consolidated statements of income differs from the income tax expense amount computed by applying the PRC income tax rate of 25%,  15% (the statutory tax rate of the Company’s principal subsidiary) for the year ended December 31, 2019, 2018 and 2017 for the following reasons:

	2019		2018	2017
	RMB	US$	RMB	RMB
Income (loss) before income taxes	13,688	1,966	(18,554)	(45,195)

Computed “expected” tax expense	(3,424)	(492)	(218)	(218)
Non-taxable income	2,055	295	131	131
Tax holiday	1,369	197	87	87
Tax effect of deferred tax and tax rates differential	(2,325)	(334)	(3,618)	(808)

Actual income tax benefit (expense)	(2,325)	(334)	(3,618)	(808)

Schedule of Deferred Tax Assets (Liabilities)

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) as of December 31, 2019 and 2018 are presented below.

	December 31, 2019		December 31, 2018
Current	RMB	US$	RMB
Accounts receivable	125	18	277
Other receivables	—	—	—
Inventory impairment	1,141	164	918
Estimated Loss due to Product Warranty	—	—	—
	1,266	182	1,195
Non-current
Property, plant and equipment, principally due to differences in depreciation	493	71	634
Construction in progress, principally due to capitalized interest	(1,980)	(284)	(2,208)
Lease prepayments, principally due to differences in charges	(310)	(45)	(320)
Allowance for advanced to supplier-long term	16	2	16
Net loss carryforward	—	—	2,493
	(1,781)	(256)	615
Net deferred income tax assets	(515)	(74)	1,810